Employee Benefits - Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 169
2015	177
2016	189
2017	200
2018	205
2019 - 2023	1,205
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	15
2015	14
2016	13
2017	12
2018	11
2019 - 2023	44
Medicare Part D Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	2
2015	2
2016	2
2017	2
2018	2
2019 - 2023	$ 8